As filed with the Securities and Exchange Commission on November 17, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Austin, TX 78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2010 (Unaudited)
The Yacktman Fund

	Number of Shares	Value
COMMON STOCKS - 89.07%
Banks - 2.89%
Bank of America Corp.	352,000	$4,614,720
The Bancorp, Inc. (a)	709,454	4,746,247
U.S. Bancorp	3,300,000	71,346,000
		80,706,967
Beverages - 14.70%
Coca-Cola Co.	3,380,000	197,797,600
PepsiCo, Inc.	3,200,000	212,608,000
		410,405,600
Capital Markets - 0.94%
Bank of New York Mellon Corp.	1,000,000	26,130,000
Commercial Services & Supplies - 2.00%
H&R Block, Inc.	4,300,000	55,685,000
Computers & Peripherals - 2.49%
Dell, Inc. (a)	1,000,000	12,960,000
Hewlett-Packard Co.	1,340,000	56,373,800
		69,333,800
Consumer Finance - 0.35%
American Express Co.	235,000	9,877,050
Distributors - 0.16%
Prestige Brands Holdings, Inc. (a)	446,600	4,416,874
Diversified Consumer Services - 1.66%
Apollo Group, Inc. (a)	900,000	46,215,000
Diversified Financial Services - 0.13%
Resource America, Inc., Class A	659,226	3,744,404
Electronic Equipment, Instruments & Components - 1.00%
Corning, Inc.	1,530,000	27,968,400
Food & Staples Retailing - 1.79%
Sysco Corp.	1,750,000	49,910,000
Food Products - 0.82%
Lancaster Colony Corp.	480,100	22,804,750
Health Care Equipment & Supplies - 7.88%
Becton Dickinson & Co.	550,000	40,755,000
C.R. Bard, Inc.	1,050,000	85,501,500
Covidien Plc	850,000	34,161,500
Medtronic, Inc.	400,000	13,432,000
Stryker Corp.	920,000	46,046,000
		219,896,000
Health Care Providers & Services - 2.24%
Patterson Companies, Inc.	500,000	14,325,000
UnitedHealth Group, Inc.	1,200,000	42,132,000
WellPoint, Inc. (a)	109,500	6,202,080
		62,659,080
Household Products - 8.56%
Clorox Co.	1,700,000	113,492,000
Colgate-Palmolive Co.	70,000	5,380,200
Procter & Gamble Co.	2,000,000	119,940,000
		238,812,200

Industrial Conglomerates - 0.12%
Tyco International Ltd.	87,500	3,213,875
Insurance - 0.38%
Loews Corp.	270,000	10,233,000
MGIC Investment Corp. (a)	30,000	276,900
		10,509,900
Internet Retail - 1.62%
eBay, Inc. (a)	1,850,000	45,140,000
IT Services - 0.93%
Total System Services, Inc.	1,700,000	25,908,000
Media - 18.24%
Comcast Corp.	4,700,000	79,947,000
Dish Network Corp., Class A	420,000	8,047,200
Liberty Media Holding Corp., Interactive-Series A (a)	2,900,000	39,759,000
News Corp., Class A	19,500,000	254,670,000
Viacom, Inc., Class B	3,500,000	126,665,000
		509,088,200
Oil, Gas & Consumable Fuels - 4.42%
ConocoPhilips	2,150,000	123,474,500
Pharmaceuticals - 9.11%
Johnson & Johnson	2,050,000	127,018,000
Pfizer, Inc.	7,410,000	127,229,700
		254,247,700
Software - 4.91%
Microsoft Corp.	5,600,000	137,144,000
Specialty Retail - 1.73%
Abercrombie & Fitch Co. - Class A	145,000	5,701,400
Wal-Mart Stores, Inc.	800,000	42,816,000
		48,517,400
TOTAL COMMON STOCKS (Cost $2,251,386,068)		2,485,808,700
CONVERTIBLE PREFERRED STOCKS - 0.74%
Advertising - 0.74%
Interpublic Group of Cos., Inc., Series B	21,000	20,685,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,117,925)		20,685,000
PREFERRED STOCKS - 0.23%
Diversified Financial Services - 0.23%
SLM Corp.	160,000	6,396,800
TOTAL PREFERRED STOCKS (Cost $3,895,008)		6,396,800

Principal Amount		Value
CONVERTIBLE BONDS - 0.17%
Mortgage REITs - 0.17%
RAIT Financial Trust (c)
6.875%, 04/15/2027	6,750,000	4,885,313
TOTAL CONVERTIBLE BONDS (Cost $5,515,643)		4,885,313

CORPORATE BONDS - 0.14%
Specialty Retail - 0.14%
Limited Brands, Inc.
7.600%, 07/15/2037	4,000,000	3,940,000
TOTAL CORPORATE BONDS (Cost $1,738,256)		3,940,000
SHORT TERM INVESTMENTS - 9.56%
Commercial Paper - 1.61%

American Express Co.
0.000%, 10/01/2010	22,536,000	22,536,000
GE Capital Corp.
0.000%, 10/01/2010	22,536,000	22,536,000
		45,072,000
Demand Note - 0.01%
U.S. Bancorp
0.000%, 12/31/2031 (b)	223,710	223,710
U.S. Treasury Bills - 7.94%
U.S. Treasury Bill
0.048%, 10/21/2010	25,322,000	25,321,297
0.121%, 01/13/2011	62,266,000	62,244,082
0.053%, 10/14/2010	8,788,000	8,787,819
0.049%, 10/28/2010	56,230,000	56,227,381
0.126%, 12/23/2010	27,954,000	27,945,809
0.146%, 12/30/2010	30,946,000	30,934,612
0.124%, 01/20/2011	8,824,000	8,820,603
0.119%, 01/27/2011	1,128,000	1,127,557
		221,409,160
TOTAL SHORT TERM INVESTMENTS (Cost $266,704,531)		266,704,870
Total Investments (Cost $2,538,357,431) - 99.91%		2,788,420,683
Other Assets in Excess of Liabilities - 0.09%		2,522,858
TOTAL NET ASSETS - 100.00%		$2,790,943,541

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-Income Producing.
(b)	Variable rate security. Rate shown represents the rate as of September 30, 2010.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$2,538,357,431
Gross unrealized appreciation	274,365,834
Gross unrealized depreciation	(24,302,582)
Net unrealized appreciation	$250,063,252

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.   For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010 :

THE YACKTMAN FUND
	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$616,689,600	-	-	$616,689,600
Consumer Staples	769,165,424	-	-	769,165,424
Energy	123,474,500	-	-	123,474,500
Financials	130,968,321	-	-	130,968,321
Health Care	536,802,780	-	-	536,802,780
Industrials	3,213,875	-	-	3,213,875
Information Technology	305,494,200	-	-	305,494,200
Total Common Stock	2,485,808,700	-	-	2,485,808,700

Convertible Preferred Stock	20,685,000		-	20,685,000

Preferred Stock	6,396,800	-	-	6,396,800

Convertible Bonds	-	$4,885,313	-	4,885,313

Corporate Bonds	-	3,940,000	-	3,940,000

Short Term Investments	-	266,704,870	-	266,704,870

Total Investments in Securities	$2,512,890,500	$275,530,183	$-	$2,788,420,683

Schedule of Investments
September 30, 2010 (Unaudited)
The Yacktman Focused Fund

	Number of Shares	Value
COMMON STOCKS - 88.85%
Auto Manufacturers - 1.46%
Toyota Industries Corporation - ADR (a)	800,000	$21,208,000
Banks - 2.71%
The Bancorp, Inc. (a)	224,426	1,501,410
U.S. Bancorp	1,750,000	37,835,000
		39,336,410
Beverages - 17.28%
Coca-Cola Co.	1,960,000	114,699,200
PepsiCo, Inc.	2,050,000	136,202,000
		250,901,200
Commercial Services & Supplies - 2.05%
H&R Block, Inc.	2,300,000	29,785,000
Computers & Peripherals - 2.06%
Hewlett-Packard Co.	710,000	29,869,700
Diversified Consumer Services - 1.66%
Apollo Group, Inc. (a)	470,000	24,134,500
Diversified Financial Services - 0.08%
Resource America, Inc., Class A	215,000	1,221,200
Electronic Equipment, Instruments & Components - 1.03%
Corning, Inc.	820,000	14,989,600
Food & Staples Retailing - 1.79%
Sysco Corp.	910,000	25,953,200
Food Products - 0.65%
Lancaster Colony Corp.	200,000	9,500,000
Health Care Equipment & Supplies - 7.84%
Becton Dickinson & Co.	290,000	21,489,000
C.R. Bard, Inc.	550,000	44,786,500
Covidien Plc	500,000	20,095,000
Stryker Corp.	550,000	27,527,500
		113,898,000
Health Care Providers & Services - 1.28%
UnitedHealth Group, Inc.	530,000	18,608,300
Household Products - 7.58%
Clorox Co.	1,200,000	80,112,000
Procter & Gamble Co.	500,000	29,985,000
		110,097,000
Internet Retail - 1.60%
eBay, Inc. (a)	950,000	23,180,000
IT Services - 0.95%
Total System Services, Inc.	900,000	13,716,000
Media - 18.03%
Comcast Corp.	2,300,000	39,123,000
Liberty Media Holding Corp., Interactive-Series A (a)	840,000	11,516,400
News Corp., Class A	10,900,000	142,354,000
Viacom, Inc., Class B	1,900,000	68,761,000
		261,754,400

Oil, Gas & Consumable Fuels - 4.19%
ConocoPhilips	1,060,000	60,875,800
Pharmaceuticals - 9.27%
Johnson & Johnson	620,000	38,415,200
Pfizer, Inc.	5,600,000	96,152,000
		134,567,200
Software - 5.90%
Microsoft Corp.	3,500,000	85,715,000
Specialty Retail - 1.44%
Wal-Mart Stores, Inc.	390,000	20,872,800
TOTAL COMMON STOCKS (Cost $1,181,859,841)		1,290,183,310

	Principal Amount	Value
CONVERTIBLE BONDS - 0.07%
Mortgage REITs - 0.07%
RAIT Financial Trust
6.875%, 04/15/2027 (c)	1,450,000	1,049,437
TOTAL CONVERTIBLE BONDS (Cost $1,168,523)		1,049,437

CORPORATE BONDS - 0.54%
Media - 0.54%
Liberty Media Corp.
8.250%, 02/01/2030	8,000,000	7,760,000
TOTAL CORPORATE BONDS (Cost $7,361,301)		7,760,000
SHORT TERM INVESTMENTS - 10.37%
Commercial Paper - 1.34%
American Express Co.
0.000%, 10/01/2010	9,676,000	9,676,000
GE Capital Corp.
0.000%, 10/01/2010	9,676,000	9,676,000
		19,352,000
Demand Note - 0.00%
U.S. Bancorp
0.000%, 12/31/2031 (b)	33,717	33,717
U.S. Treasury Bills - 9.03%
U.S. Treasury Bill
0.121%, 01/13/2011	30,993,000	30,982,090
0.131%, 02/10/2011	10,525,000	10,519,906
0.034%, 10/07/2010	6,500,000	6,499,957
0.049%, 10/28/2010	33,543,000	33,541,734
0.126%, 12/23/2010	20,758,000	20,751,918
0.146%, 12/30/2010	18,191,000	18,184,306
0.124%, 01/20/2011	10,697,000	10,692,881
		131,172,792
TOTAL SHORT TERM INVESTMENTS (Cost $150,555,709)		150,558,509
Total Investments (Cost $1,340,945,374) - 99.83%		1,449,551,256
Other Assets in Excess of Liabilities - 0.17%		2,488,286
TOTAL NET ASSETS - 100.00%		$1,452,039,542

Schedule of Options Written
September 30, 2010 (Unaudited)
The Yacktman Focused Fund

	Contracts	Value
PUT OPTIONS
BP plc
Expiration: January, 2011
Exercise Price: $20.00	5,000	$50,000
Total Options Written (Premiums received $1,455,525)		$50,000

Schedule of Options Written
September 30, 2010 (Unaudited)
The Yacktman Focused Fund

		Contracts	Value
PUT OPTIONS
BP plc
Expiration: January, 2011
Exercise Price: $20.00		5,000	$50,000
Total Options Written (Premiums received $1,455,525)			$50,000

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

ADR	American Depository Receipt
(a)	Non-Income Producing.
(b)	Variable rate security. Rate shown represents the rate as of September 30, 2010.
(c)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$1,340,945,374
Gross unrealized appreciation	118,737,070
Gross unrealized depreciation	(10,131,188)
Net unrealized appreciation	$108,605,882

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010 :

THE YACKTMAN FOCUSED FUND
	Level 1	Level 2	Level 3	Total
Common Stock
Automobiles	21,208,000		-	$21,208,000
Consumer Discretionary	$315,673,900	-	-	315,673,900
Consumer Staples	417,324,200	-	-	417,324,200
Energy	60,875,800	-	-	60,875,800
Financials	40,557,610	-	-	40,557,610
Health Care	267,073,500	-	-	267,073,500
Information Technology	167,470,300		-	167,470,300
Total Common Stock	1,290,183,310	-	-	1,290,183,310

Convertible Bonds	-	$1,049,437	-	1,049,437

Corporate Bonds	-	7,760,000	-	7,760,000

Short Term Investments	-	150,558,509	-	150,558,509

Total Investments in Securities	$1,290,183,310	$159,367,946	$-	$1,449,551,256

Other Financial Instruments*
Written Options	$(50,000)	-	-	$(50,000)

* Other financial instruments are written options not reflected in the portfolio of investments.

The Funds have adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund's results of operations and financial position.

The Yacktman Focused Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purposes consistent with the Fund's investment objective.

Balance Sheet -- Values of Derivative Instruments as of September 30, 2010

Liability Derivatives
Derivatives not accounted for as hedging instruments		Balance Sheet Location	Value

Equity Contracts - Options		Options Written, at value	$ 50,000
Total			$ 50,000

The average monthly market value of written options during the period ended September 30, 2010 were as follows:

Long Positions	Yacktman Focused Fund
Written Options	$213,333

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)     /s/ Donald A. Yacktman
 Donald A. Yacktman, President

Date        11/12/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald A. Yacktman
  Donald A. Yacktman, President & Treasurer

Date       11/12/10

* Print the name and title of each signing officer under his or her signature.